Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party
During the years ended December 31, 2021, 2022 and 2023, other than disclosed elsewhere, the Group had the following material related party transactions:

Name of entity or individual	Relationships with the Group
NetEase Group	Control or under common control
Equity investees	Significant influence

Schedule of related party transactions
(a) Transactions with related parties

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Services and products provided to NetEase Group
Learning services provided to NetEase Group	7,360	18,029	22,052
Smart devices provided to NetEase Group	6,607	8,748	3,016
Online marketing services provided to NetEase Group	9,823	7,925	42,776
Other services provide to NetEase Group	—	9,588	7,084
Fixed assets provide to NetEase Group	—	936	737

Services and products purchased from NetEase Group and other related parties
Services purchased from NetEase Group	143,186	153,523	162,522
Services purchased from other related parties	—	9,572	17,785
Fixed assets and inventories purchased from NetEase Group	2,489	1,087	1,037

Loan related transactions
Interest expenses on loans from NetEase Group	31,644	45,607	69,472
Addition of long-term loans from NetEase Group	257,522	225,941	99,289

Equity related transactions
Deemed distribution to NetEase	4,171	—	—
Share-based compensation under NetEase Plan	1,043	1,499	416

Schedule of related party balances
(b) Balances with related parties

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from NetEase Group	7,888	26,117
Loan and prepayment to other related parties	7,762	20,194
Amounts due to NetEase Group	68,809	82,430
Short-term loans from NetEase Group	878,000	878,000
Long-term loans from NetEase Group	522,345	630,360